Non-Interest Income and Non-Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest income:
Service charges on deposits	$ 4,568	$ 5,356	$ 5,354
Other fees and commissions	7,603	6,859	6,105
Security gains, net	259	192	532
Fees and gains on sales of loans	3,602	2,069	2,275
Other income	3
Non-interest income	16,035	14,476	14,266
Non-interest expense:
Employee salaries and benefits	23,984	22,723	18,799
Occupancy expenses	2,626	2,524	2,407
Furniture and equipment expenses	1,175	1,156	1,251
Write downs and loss on sales of other real estate, net	2	15	21
Loss on sales of other real estate, net	3,286	3,560	1,113
Data processing expense	1,433	1,322	1,255
FDIC insurance	1,738	1,756	2,232
Directors' fees	762	739	733
Other operating expenses	10,092	9,868	8,894
Total	$ 45,098	$ 43,663	$ 36,705